FORMULAFOLIOS US EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 95.3%
	ADVERTISING & MARKETING - 1.6%
68,706	Interpublic Group of Companies, Inc.	$ 2,557,924

	AEROSPACE & DEFENSE - 1.5%
6,447	Northrop Grumman Corporation	2,370,562

	ASSET MANAGEMENT - 1.8%
108,736	Invesco Ltd.	2,753,196

	AUTOMOTIVE - 1.3%
41,860	General Motors Company(a)	2,051,559

	BANKING - 4.6%
137,274	First Horizon Corporation	2,249,921
33,244	Popular, Inc.	2,524,549
57,054	Synovus Financial Corporation	2,459,027
		7,233,497
	BEVERAGES - 6.4%
20,030	Constellation Brands, Inc., Class A	4,229,134
59,106	Monster Beverage Corporation(a)	5,766,972
		9,996,106
	BIOTECH & PHARMA - 3.2%
14,630	Biogen, Inc.(a)	4,958,253

	CHEMICALS - 6.3%
13,813	Celanese Corporation	2,190,742
42,374	Dow, Inc.	2,665,325
21,165	LyondellBasell Industries N.V., Class A	2,123,908
87,217	Mosaic Company	2,806,642
		9,786,617
	COMMERCIAL SUPPORT SERVICES - 1.8%
27,372	Robert Half International, Inc.	2,830,265

FORMULAFOLIOS US EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 95.3% (Continued)
	ELECTRICAL EQUIPMENT - 1.7%
36,457	A O Smith Corporation	$ 2,651,153

	ENGINEERING & CONSTRUCTION - 1.9%
28,778	Quanta Services, Inc.	2,938,234

	FOOD - 1.6%
31,582	Tyson Foods, Inc., Class A	2,479,819

	HEALTH CARE FACILITIES & SERVICES - 10.9%
12,227	Anthem, Inc.	4,586,715
75,049	Centene Corporation(a)	4,726,586
17,784	Laboratory Corp of America Holdings(a)	5,395,311
16,782	Quest Diagnostics, Inc.	2,564,793
		17,273,405
	HOME & OFFICE PRODUCTS - 1.4%
10,008	Whirlpool Corporation	2,217,072

	HOME CONSTRUCTION - 6.1%
21,395	DR Horton, Inc.	2,045,790
48,698	Fortune Brands Home & Security, Inc.	4,741,725
13,762	Mohawk Industries, Inc.(a)	2,721,573
		9,509,088
	HOUSEHOLD PRODUCTS - 3.4%
15,677	Estee Lauder Companies, Inc., Class A	5,337,861

	LEISURE PRODUCTS - 1.4%
23,089	Brunswick Corporation	2,236,631

	MACHINERY - 5.6%
5,480	Deere & Company	2,071,604
28,392	Graco, Inc.	2,226,501
21,731	Oshkosh Corporation	2,489,938
10,405	Stanley Black & Decker, Inc.	2,010,974
		8,799,017

FORMULAFOLIOS US EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 95.3% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 4.5%
5,031	Cooper Companies, Inc.	$ 2,267,522
31,720	Zimmer Biomet Holdings, Inc.	4,772,274
		7,039,796
	RETAIL - CONSUMER STAPLES - 3.3%
101,314	Walgreens Boots Alliance, Inc.	5,141,686

	RETAIL - DISCRETIONARY - 5.1%
19,761	Best Buy Company, Inc.	2,302,354
20,169	Dick's Sporting Goods, Inc.	2,839,997
15,039	Williams-Sonoma, Inc.	2,807,781
		7,950,132
	SEMICONDUCTORS - 4.8%
7,802	KLA Corporation	2,652,368
12,777	Skyworks Solutions, Inc.	2,344,068
13,214	Texas Instruments, Inc.	2,522,685
		7,519,121
	SPECIALTY FINANCE - 3.2%
36,595	First American Financial Corporation	2,581,045
48,181	Synchrony Financial	2,397,005
		4,978,050
	STEEL - 4.1%
36,166	Nucor Corporation	4,251,675
14,927	Reliance Steel & Aluminum Company	2,239,647
		6,491,322
	TECHNOLOGY SERVICES - 3.0%
27,662	Amdocs Ltd.	2,130,804
12,247	Automatic Data Processing, Inc.	2,560,113
		4,690,917
	TIMBER REIT - 1.5%
63,892	Weyerhaeuser Company	2,300,112

	TRANSPORTATION EQUIPMENT - 1.6%
10,686	Cummins, Inc.	2,521,682

FORMULAFOLIOS US EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 95.3% (Continued)
	WHOLESALE - DISCRETIONARY - 1.7%
49,616	LKQ Corporation(a)	$ 2,614,267

	TOTAL COMMON STOCKS (Cost $142,107,440)	149,227,344

	SHORT-TERM INVESTMENTS — 4.4%
	MONEY MARKET FUNDS - 4.4%
6,891,415	Fidelity Government Portfolio, Institutional Class, 0.01% (Cost $6,891,415)(b)	6,891,415

	TOTAL INVESTMENTS - 99.7% (Cost $148,998,855)	$ 156,118,759
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%	469,807
	NET ASSETS - 100.0%	$ 156,588,566

LTD	- Limited Company
NV	- Naamioze Vennootschap
REIT	- Real Estate Investment Trust

(a)	Non-Income producing security
(b)	Interest rate reflects seven-day yield on August 31, 2021.